COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended							6 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Aug. 31, 2014 USD ($) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Oct. 31, 2016 USD ($)
Loss Contingencies
Funds raised for the development of CrossFire new mobile game								¥ 50,836,950		¥ 56,311,274		$ 7,873,641
Investments in equity investees								34,992,069		0		5,419,581
Maximum assets worldwide not to be disposed off												55,500,000
Upfront Payment	$ 3,000,000.0
Additional amount	$ 10,000,000.0
Beijing Ti Knight
Loss Contingencies
Purchase commitment amount								6,000,000.0	$ 900,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value							$ 16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value							18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value							$ 19,900,000
Bitcoin mining machine purchase agreement
Loss Contingencies
Number of Antminer S19j Bitcoin mining machines to be purchased | item													24,000
Total consideration													$ 82,800,000
Instalments payments									19,000,000.0
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments								4,100,000		4,100,000		$ 600,000		$ 600,000	¥ 9,000,000.0	$ 1,400,000
Investments in equity investees										4,900,000				800,000
Purchase commitment amount								6,800,000	1,000,000.0	6,800,000	$ 1,000,000.0
Maximum accumulated investment for waiving purchase commitment								¥ 6,000,000.0	$ 900,000
L&A International Holding Limited
Loss Contingencies
Percentage of shares owned							37.00%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares							27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares							39,766,589
CrossFire New Mobile Game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty				30 days
CrossFire New Mobile Game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty				$ 2,000,000.0
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of CrossFire new mobile game					¥ 57,500,000					¥ 57,500,000				$ 8,800,000			$ 8,800,000
Principal amount of refund claimed through civil suit		¥ 57,500,000	$ 8,800,000		57,500,000	$ 8,800,000
Interest amount of refund claimed through civil suit		¥ 4,600,000	$ 700,000		¥ 4,600,000	$ 700,000